ADVANCES TO SUPPLIERS, NET	12 Months Ended
Dec. 31, 2025
Investments in and Advances to Affiliates [Abstract]
ADVANCES TO SUPPLIERS, NET

Note 5 - ADVANCES TO SUPPLIERS, NET

Advances to suppliers consisted of the following:

	December 31,	December 31,
	2025	2024
Advances to suppliers	1,270,335	1,639,727
Provision for impairment	-	(1,539,867)
Total advances to suppliers, net	$1,270,335	$99,861

For the years ended December 31, 2025, 2024 and 2023, the Company recorded provisions for advances to suppliers of nil, nil and $3,508,411, respectively. During the same periods, the Company reduced such provisions by $1,539,867, $1,968,544 and nil, respectively, with the reduction in 2025 resulting from the sale of subsidiaries and the reduction in 2024 attributable to the reversal of previously recognized provisions.